Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Related Party Transactions [Abstract]
Costs incurred		$ 8.9
Total credits incurred	$ 1.6